Condensed Financial Information of Parent Company - Balance Sheets (Parenthetical) (Detail)	Dec. 31, 2019 $ / shares shares	Dec. 31, 2019 ¥ / shares shares	Nov. 14, 2019 shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2018 ¥ / shares shares	Jun. 17, 2017 shares	Jul. 14, 2015 shares	Jun. 06, 2014 shares	Jun. 05, 2014 shares	Dec. 19, 2013 shares	Aug. 19, 2013 $ / shares shares
Consolidated Balance Sheet Statements Captions [Line Items]
Ordinary shares, par value | $ / shares											$ 0.001
Ordinary shares, authorized								100,000,000,000	50,000,000		50,000,000
Ordinary shares, outstanding							19,770,990				20,000,000
Treasury shares, par value | ¥ / shares		¥ 0.001			¥ 0.001
Treasury stock	591,200	591,200		0	0
Class A Ordinary Shares [Member]
Consolidated Balance Sheet Statements Captions [Line Items]
Ordinary shares, par value | ¥ / shares		¥ 0.001			¥ 0.001
Ordinary shares, authorized	57,956,630	57,956,630		57,956,630	57,956,630			70,823,395
Ordinary shares, issued	29,580,351	29,580,351		28,276,557	28,276,557	158,861	19,770,990			20,000,000
Ordinary shares, outstanding	29,580,351	29,580,351	20	28,276,557	28,276,557	158,861
Class B Ordinary Shares [Member]
Consolidated Balance Sheet Statements Captions [Line Items]
Ordinary shares, par value | ¥ / shares		¥ 0.001			¥ 0.001
Ordinary shares, authorized	19,675,674	19,675,674		19,675,674	19,675,674
Ordinary shares, issued	19,675,674	19,675,674		19,675,674	19,675,674	19,675,674				20,000,000
Ordinary shares, outstanding	19,675,674	19,675,674		19,675,674	19,675,674	19,675,674		20,000,000		20,000,000
Parent Company [Member]
Consolidated Balance Sheet Statements Captions [Line Items]
Treasury shares, par value | $ / shares	$ 0.001			$ 0.001
Treasury stock	591,200	591,200		0	0
Parent Company [Member] | Class A Ordinary Shares [Member]
Consolidated Balance Sheet Statements Captions [Line Items]
Ordinary shares, par value | $ / shares	$ 0.001			$ 0.001
Ordinary shares, authorized	57,956,630	57,956,630		57,956,630	57,956,630
Ordinary shares, issued	29,580,351	29,580,351		28,276,557	28,276,557
Ordinary shares, outstanding	28,276,557	28,276,557		158,861	158,861
Parent Company [Member] | Class B Ordinary Shares [Member]
Consolidated Balance Sheet Statements Captions [Line Items]
Ordinary shares, par value | $ / shares	$ 0.001			$ 0.001
Ordinary shares, authorized	19,675,674	19,675,674		19,675,674	19,675,674
Ordinary shares, issued	19,675,674	19,675,674		19,675,674	19,675,674
Ordinary shares, outstanding	19,675,674	19,675,674		19,675,674	19,675,674